UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-6325

Dreyfus Midcap Index Fund, Inc.

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	04 /30 /11

FORM N-CSR

Item 1.      Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
20	Statement of Financial Futures
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
24	Financial Highlights
25	Notes to Financial Statements
33	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Midcap Index Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Midcap Index Fund, Inc., covering the six-month period from November 1, 2010, through April 30, 2011.

Multiple crosscurrents have influenced the global and U.S. economies.A modest slowdown in the middle quarters of 2010 gave way to renewed strength by early 2011.The recovery has been fueled by three important characteristics. First, macroeconomic policy has been stimulative in the United States and most of the world. Second, in response to inflation worries emerging countries have shifted policy from aggressively stimulative to neutral, but not restrictive, supporting ongoing demand for commodities. Third, corporate balance sheets around the world have strengthened due to cheap bond financing, rising profits and relatively slow growth in corporate spending. Although shocks emanating from events in the Middle East and Japan presented potential headwinds, U.S. equities generally rallied as investors increasingly recognized that otherwise positive forces would prevent a double-dip recession.

We expect the U.S. economy to continue to expand at a moderate rate, which generally should be good for stocks. However, in the wake of recent gains we believe that selectivity will become more impor-tant.We favor companies with higher growth potential, and we are also optimistic about the prospects of high-quality companies capable of generating dividend increases and share buybacks. As always, your financial advisor can help you align your investment portfolio with the opportunities and challenges that the future may have in store.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation

May 16, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2010, through April 30, 2011, Thomas J. Durante, CFA, Karen Q.Wong and Richard A. Brown, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2011, Dreyfus Midcap Index Fund produced a total return of 22.99%.1 The Standard & Poor’s MidCap 400 Index (the “S&P 400 Index”), the fund’s benchmark, produced a total return of 23.25% for the same period.2,3

Midcap stocks rallied during much of the reporting period as an economic recovery gained traction, commodity prices moved higher and corporate earnings grew.The difference in returns between the fund and the S&P 400 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 400 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 400 Index by generally investing in all 400 stocks in the S&P 400 Index, in proportion to their respective weightings.The fund may also use stock index futures as a substitute for the sale or purchase of stocks.The S&P 400 Index is composed of 400 stocks of midsize domestic companies across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 400 Index than smaller ones.

Stocks Rallied as the U.S. Economy Recovered

Investor sentiment improved dramatically in the weeks before the start of the reporting period, when a new round of quantitative easing of U.S. monetary policy from the Federal Reserve Board helped convince investors that the economy was unlikely to slip back into recession. A more optimistic investment outlook was reinforced by gains in employment and consumer spending, as well as better-than-expected corporate earnings across a number of industry groups. Later in the fall, the end of uncertainty surrounding national midterm elections and the passage of fiscally stimulative tax legislation lent further support to stock prices.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Improving global economic conditions also supported U.S. stock prices. Investor confidence was buoyed by encouraging economic data in Europe and robust demand in the emerging markets for industrial commodities and equipment.

The market rally was interrupted in February when a wave of political unrest in the Middle East led to sharply higher crude oil prices, and again in March when a devastating earthquake, tsunami and nuclear disaster in Japan threatened one of the world’s largest economies. However, investors proved resilient, and the U.S. stock market bounced back by the reporting period’s end. Midcap stocks generally produced higher returns than their larger counterparts, and growth stocks typically outperformed value stocks during the reporting period.

Industrial Stocks Led the Market’s Advance

Strong demand for equipment and materials from the emerging markets and recovering manufacturing activity in the United States helped the industrials sector rank as the S&P 400 Index’s top performing industry group for the reporting period.The sector’s results were particularly robust among capital goods companies, including manufacturers of the heavy equipment used in mining and infrastructure construction. Engineering firms benefited from ongoing infrastructure development in the emerging markets, and transportation companies gained value when U.S. shipping volumes increased. Finally, acquisitions of smaller machinery producers by larger ones also supported prices of industrial stocks.

The information technology sector benefited as companies sought new methods to increase efficiency and productivity in the wake of workforce reductions during the recession, driving the earnings of software-and-services providers higher. Companies in the storage and networking industries flourished as more businesses moved toward cloud computing, in which applications and data are maintained over the Internet. Certain semiconductor manufacturers specializing in touchscreen technologies prospered as the popularity of smartphones and tablet computers soared.

In the health care sector, the search by large pharmaceutical developers for promising new drugs spurred an increase in mergers-and-acquisitions activity, sending the prices of some midcap drug producers higher. In addition, medical equipment and device manufacturers saw higher revenues from private health insurers as the job market improved.

The energy sector produced the highest absolute returns of any midcap market sector as oil and gas prices climbed, but its relatively small size in the S&P 400 Index limited its impact on the fund’s performance overall.

Laggards during the reporting period included the telecommunications services sector, which advanced at a single-digit rate as investors turned to more speculative investments in a rallying market.

Index Funds Offer Diversification Benefits

An as index fund, we attempt to replicate the returns of the S&P 400 Index by closely approximating the composition of the S&P 400 Index. In our view, one of the greatest benefits of an index fund is that it offers a broadly diversified investment vehicle that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

May 16, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. market.
Investors cannot invest directly in any index.
3	“Standard & Poor’s®,” “S&P®,” and “S&P MidCap 400®” are registered trademarks of
Standard & Poor’s Financial Services LLC, and have been licensed for use on behalf of the fund.
The fund is not sponsored, managed, advised, sold or promoted by Standard & Poor’s and its affiliates and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Midcap Index Fund, Inc. from November 1, 2010 to April 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2011

Expenses paid per $1,000†	$2.76
Ending value (after expenses)	$ 1,229.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2011

Expenses paid per $1,000†	$2.51
Ending value (after expenses)	$1,022.32

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
April 30, 2011 (Unaudited)

Common Stocks—95.0%	Shares	Value ($)
Consumer Discretionary—12.5%
99 Cents Only Stores	98,957[a]	1,994,973
Aaron’s	153,261	4,412,384
Advance Auto Parts	171,361	11,217,291
Aeropostale	180,591[a]	4,610,488
American Eagle Outfitters	418,056	6,504,951
American Greetings, Cl. A	85,883	2,112,722
Ann	114,911[a]	3,586,372
Ascena Retail Group	150,041[a]	4,694,783
Bally Technologies	113,954[a]	4,443,066
Barnes & Noble	88,705	974,868
Bob Evans Farms	65,972	2,068,882
BorgWarner	239,438[a]	18,494,191
Boyd Gaming	119,011[a]	1,063,958
Brinker International	190,383	4,586,326
Career Education	132,331[a]	2,886,139
Cheesecake Factory	131,479[a]	3,868,112
Chico’s FAS	379,110	5,546,379
Collective Brands	131,849[a]	2,768,829
Deckers Outdoor	82,447[a]	6,996,452
Dick’s Sporting Goods	189,452[a]	7,754,270
Dollar Tree	268,205[a]	15,421,788
DreamWorks Animation SKG, Cl. A	156,901[a]	4,156,307
Eastman Kodak	590,947[a]	1,642,833
Foot Locker	331,185	7,127,101
Fossil	108,202[a]	10,363,588
Gentex	304,758	9,554,163
Guess?	135,477	5,824,156
Hanesbrands	209,974[a]	6,826,255
Harte-Hanks	86,448	803,102
International Speedway, Cl. A	61,521	1,882,543
ITT Educational Services	49,470[a,b]	3,548,483
John Wiley & Sons, Cl. A	101,012	5,144,541
KB Home	160,710[b]	1,897,985
Lamar Advertising, Cl. A	124,607[a]	4,052,220
Life Time Fitness	90,734[a]	3,549,514

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
LKQ	316,827[a]	7,990,377
Matthews International, Cl. A	62,687	2,516,256
MDC Holdings	81,966[b]	2,392,588
Meredith	79,997	2,673,500
Mohawk Industries	120,307[a]	7,223,232
New York Times, Cl. A	259,750[a]	2,111,768
NVR	12,607[a]	9,320,733
Office Depot	608,948[a]	2,624,566
Panera Bread, Cl. A	67,290[a]	8,149,492
PetSmart	251,661	10,612,544
Phillips-Van Heusen	143,401	10,096,864
Polaris Industries	74,318	7,835,347
Regis	124,294	2,112,998
Rent-A-Center	135,443	4,124,239
Ryland Group	95,233	1,648,483
Saks	353,046[a,b]	4,222,430
Scholastic	54,136	1,422,694
Scientific Games, Cl. A	144,674[a]	1,521,970
Service Corporation International	512,601	6,033,314
Sotheby’s	143,353	7,242,194
Strayer Education	28,106	3,481,771
Thor Industries	92,553	2,870,069
Timberland, Cl. A	81,215[a]	3,670,106
Toll Brothers	314,919[a]	6,616,448
Tractor Supply	155,746	9,636,005
Tupperware Brands	134,293	8,550,435
Under Armour, Cl. A	76,976[a]	5,269,777
Warnaco Group	93,271[a]	6,002,922
Wendy’s/Arby’s Group, Cl. A	704,953	3,397,873
Williams-Sonoma	224,839	9,760,261
WMS Industries	126,348[a]	4,144,214
		347,655,485
Consumer Staples—3.8%
Alberto-Culver	183,382	6,847,484
BJ’s Wholesale Club	116,560[a]	5,981,859
Church & Dwight	152,643	12,589,995

Common Stocks (continued)	Shares	Value ($)
Consumer Staples (continued)
Corn Products International	165,288	9,107,369
Energizer Holdings	151,184[a]	11,418,928
Flowers Foods	160,751	4,912,551
Green Mountain Coffee Roasters	248,735[a]	16,655,296
Hansen Natural	148,491[a]	9,822,680
Lancaster Colony	42,317[b]	2,585,992
Ralcorp Holdings	117,549[a]	9,145,312
Ruddick	92,675	3,847,866
Smithfield Foods	355,042[a]	8,364,790
Tootsie Roll Industries	55,318	1,639,626
Universal	49,335	2,140,152
		105,059,900
Energy—6.7%
Arch Coal	347,860	11,931,598
Atwood Oceanics	120,060[a]	5,394,296
Bill Barrett	101,765[a]	4,246,653
CARBO Ceramics	41,066	6,609,162
Cimarex Energy	183,286	20,269,599
Comstock Resources	102,637[a]	3,290,542
Dril-Quip	74,644[a]	5,714,745
Exterran Holdings	137,421[a,b]	2,983,410
Forest Oil	243,023[a]	8,726,956
Frontier Oil	230,061	6,427,904
Helix Energy Solutions Group	228,849[a]	4,332,112
Northern Oil and Gas	118,535[a,b]	2,816,392
Oceaneering International	115,801[a]	10,123,323
Oil States International	108,877[a]	9,037,880
Overseas Shipholding Group	57,565[b]	1,603,761
Patriot Coal	194,777[a]	4,904,485
Patterson-UTI Energy	329,915	10,263,656
Plains Exploration & Production	299,843[a]	11,406,028
Pride International	379,253[a]	16,652,999
Quicksilver Resources	264,806[a]	3,932,369
SM Energy	135,733	10,296,705
Southern Union	266,467	7,967,363
Superior Energy Services	168,573[a]	6,476,575

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Energy (continued)
Tidewater	109,890	6,539,554
Unit	86,828[a]	5,471,901
		187,419,968
Financial—18.6%
Affiliated Managers Group	111,129[a]	12,121,951
Alexandria Real Estate Equities	118,540[c]	9,738,061
AMB Property	362,743[c]	13,203,845
American Financial Group	163,603	5,852,079
Apollo Investment	424,406	5,029,211
Arthur J. Gallagher & Co.	232,081	6,911,372
Aspen Insurance Holdings	150,097	4,288,271
Associated Banc-Corp	369,602	5,396,189
Astoria Financial	180,476	2,611,488
BancorpSouth	159,720	2,164,206
Bank of Hawaii	102,288	4,990,632
BRE Properties	138,306[c]	7,014,880
Brown & Brown	249,696	6,454,642
Camden Property Trust	149,226[c]	9,363,932
Cathay General Bancorp	170,509	2,907,178
City National	100,457	5,737,099
Commerce Bancshares	165,345	7,037,083
Corporate Office Properties Trust	142,814[c]	5,028,481
Cousins Properties	223,536[c]	2,011,824
Cullen/Frost Bankers	130,806	7,748,947
Duke Realty	548,695[c]	8,367,599
East West Bancorp	317,522	6,709,240
Eaton Vance	254,720	8,601,894
Equity One	104,670[c]	2,074,559
Essex Property Trust	68,793[c]	9,320,076
Everest Re Group	116,472	10,612,929
Federal Realty Investment Trust	131,700[c]	11,531,652
Fidelity National Financial, Cl. A	477,991	7,380,181
First American Financial	228,013	3,557,003
First Niagara Financial Group	672,181	9,679,409
FirstMerit	230,677	4,029,927
Fulton Financial	432,563	5,052,336

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Greenhill & Co.	54,942[b]	3,241,578
Hanover Insurance Group	98,802	4,171,420
HCC Insurance Holdings	245,621	7,992,507
Highwoods Properties	155,736[c]	5,746,658
Hospitality Properties Trust	263,609[c]	6,366,157
International Bancshares	115,733	2,039,215
Jefferies Group	306,433	7,406,486
Jones Lang LaSalle	91,689	9,387,120
Liberty Property Trust	244,958[c]	8,615,173
Macerich	279,144[c]	14,744,386
Mack-Cali Realty	188,464[c]	6,656,548
Mercury General	78,213	3,108,185
MSCI, Cl. A	256,072[a]	9,082,874
Nationwide Health Properties	270,716[c]	11,857,361
New York Community Bancorp	936,184	15,540,654
Old Republic International	553,987	7,019,015
Omega Healthcare Investors	218,951[c]	5,027,115
PacWest Bancorp	68,488	1,574,539
Potlatch	87,187[c]	3,373,265
Prosperity Bancshares	102,313	4,691,051
Protective Life	182,702	4,916,511
Raymond James Financial	215,950	8,098,125
Rayonier	173,508[c]	11,513,991
Realty Income	268,907[c]	9,559,644
Regency Centers	175,045[c]	8,237,618
Reinsurance Group of America	168,820	10,686,306
SEI Investments	310,282	6,928,597
Senior Housing Properties Trust	303,119[c]	7,189,983
SL Green Realty	168,999[c]	13,947,487
StanCorp Financial Group	97,936	4,221,042
SVB Financial Group	92,091[a]	5,565,980
Synovus Financial	1,709,177[b]	4,272,943
Taubman Centers	119,162[c]	6,929,270
TCF Financial	332,999	5,191,454
Transatlantic Holdings	133,149	6,562,914
Trustmark	123,455	2,869,094

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
UDR	390,421[c]	10,108,000
Unitrin	108,654	3,285,697
Valley National Bancorp	353,827	5,066,803
W.R. Berkley	247,282	8,063,866
Waddell & Reed Financial, Cl. A	183,632	7,530,748
Washington Federal	238,968	3,844,995
Webster Financial	160,955	3,463,752
Weingarten Realty Investors	257,378[c]	6,797,353
Westamerica Bancorporation	61,420	3,119,522
		518,141,178
Health Care—10.3%
Allscripts Healthcare Solutions	404,248[a]	8,707,502
Bio-Rad Laboratories, Cl. A	42,325[a]	5,295,704
Charles River Laboratories International	113,807[a]	4,801,517
Community Health Systems	198,301[a]	6,093,790
Cooper	98,786	7,399,071
Covance	129,092[a]	8,081,159
Endo Pharmaceuticals Holdings	250,921[a]	9,826,066
Gen-Probe	103,153[a]	8,553,447
Health Management Associates, Cl. A	549,703[a]	6,200,650
Health Net	199,342[a]	6,638,089
Henry Schein	196,798[a]	14,380,030
Hill-Rom Holdings	134,617	6,059,111
Hologic	558,387[a]	12,295,682
IDEXX Laboratories	122,657[a]	9,987,960
Immucor	152,908[a]	3,337,982
Kindred Healthcare	86,422[a]	2,179,563
Kinetic Concepts	136,615[a]	8,064,383
LifePoint Hospitals	109,549[a]	4,558,334
Lincare Holdings	205,569	6,458,978
Masimo	130,317	4,533,728
Medicis Pharmaceutical, Cl. A	125,379	4,445,939
Mednax	102,523[a]	7,270,931
Mettler-Toledo International	69,191[a]	12,966,393
Omnicare	249,833	7,849,753
Owens & Minor	138,401	4,767,914

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Perrigo	177,975	16,081,821
Pharmaceutical Product Development	246,139	7,593,388
Resmed	328,022[a]	10,460,622
STERIS	128,981	4,648,475
Techne	79,236	6,157,430
Teleflex	87,485	5,512,430
Thoratec	127,587[a]	3,916,921
United Therapeutics	108,621[a]	7,273,262
Universal Health Services, Cl. B	208,582	11,426,122
VCA Antech	188,083[a]	4,626,842
Vertex Pharmaceuticals	438,088[a]	24,103,602
WellCare Health Plans	92,176[a]	4,038,231
		286,592,822
Industrial—14.9%
Acuity Brands	92,189	5,420,713
Aecom Technology	253,707[a]	6,916,053
AGCO	202,076[a]	11,635,536
AirTran Holdings	292,575[a]	2,197,238
Alaska Air Group	76,418[a]	5,033,654
Alexander & Baldwin	89,402	4,711,485
Alliant Techsystems	72,668	5,133,994
AMETEK	344,378	15,855,163
BE Aerospace	218,609[a]	8,436,121
Brink’s	98,562	3,253,532
Bucyrus International	174,478	15,956,013
Carlisle	132,475	6,562,811
Clean Harbors	49,782[a]	4,903,527
Con-way	120,082	4,673,591
Copart	127,520[a]	5,785,582
Corporate Executive Board	75,835	3,022,025
Corrections Corp. of America	233,040[a]	5,800,366
Crane	98,468	4,914,538
Deluxe	108,698	2,943,542
Donaldson	164,571	10,076,682
FTI Consulting	92,876[a]	3,705,752
Gardner Denver	111,615	9,644,652

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
GATX	100,423	4,244,880
Graco	128,324	6,420,050
Granite Construction	73,129	1,987,646
Harsco	172,275	6,132,990
Herman Miller	124,208	3,231,892
HNI	98,634	2,714,408
Hubbell, Cl. B	129,636	9,073,224
Huntington Ingalls Industries	106,392[a]	4,255,680
IDEX	176,233	8,268,852
JB Hunt Transport Services	186,843	8,908,674
JetBlue Airways	440,707[a]	2,494,402
Kansas City Southern	219,801[a]	12,772,636
KBR	323,826	12,425,204
Kennametal	175,529	7,410,834
Kirby	114,647[a]	6,509,657
Korn/Ferry International	103,065[a]	2,134,476
Landstar System	102,059	4,837,597
Lennox International	96,264	4,679,393
Lincoln Electric Holdings	89,996	7,071,886
Manpowergroup	175,258	11,610,843
Mine Safety Appliances	67,648	2,684,273
MSC Industrial Direct, Cl. A	96,185	6,885,884
Nordson	145,882	8,310,898
Oshkosh	193,888[a]	6,138,494
Pentair	210,396	8,449,503
Regal-Beloit	84,150	6,377,729
Rollins	134,722	2,825,120
Shaw Group	181,691[a]	7,067,780
SPX	108,182	9,352,334
Terex	233,326[a]	8,115,078
Thomas & Betts	111,576[a]	6,468,061
Timken	173,789	9,799,962
Towers Watson & Co., Cl. A	98,641	5,658,048
Trinity Industries	170,354	6,166,815
United Rentals	128,964[a]	3,794,121
URS	172,384[a]	7,714,184

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
UTi Worldwide	220,700	4,945,887
Valmont Industries	46,470	4,893,291
Wabtec	102,480	7,315,022
Waste Connections	243,495	7,492,341
Watsco	61,050	4,327,835
Werner Enterprises	95,593	2,501,669
Woodward	126,000	4,668,300
		415,720,423
Information Technology—15.5%
ACI Worldwide	73,623[a]	2,432,504
Acxiom	175,915[a]	2,561,322
ADTRAN	137,795	5,686,800
Advent Software	70,210[a]	1,911,818
Alliance Data Systems	109,380[a]	10,391,100
ANSYS	196,412[a]	10,859,619
AOL	234,423[a]	4,777,541
Arrow Electronics	245,684[a]	11,200,734
Atmel	978,354[a]	14,968,816
Avnet	326,790[a]	11,869,013
Broadridge Financial Solutions	267,579	6,218,536
Cadence Design Systems	585,851[a]	6,081,133
Ciena	205,271[a]	5,796,853
Concur Technologies	101,978[a]	5,901,467
Convergys	268,225[a]	3,889,263
CoreLogic	228,005[a]	4,197,572
Cree	234,070[a]	9,536,012
Cypress Semiconductor	371,106[a]	8,075,267
Diebold	140,346	4,743,695
Digital River	82,586[a]	2,687,348
DST Systems	75,895	3,742,382
Equinix	98,377[a]	9,902,629
FactSet Research Systems	99,179	10,851,174
Fair Isaac	84,589	2,527,519
Fairchild Semiconductor International	276,539[a]	5,799,023
Gartner	182,624[a]	7,836,396
Global Payments	170,588	9,082,105

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Informatica	229,178[a]	12,836,260
Ingram Micro, Cl. A	340,539[a]	6,378,295
Integrated Device Technology	317,905[a]	2,586,157
International Rectifier	148,964[a]	5,148,196
Intersil, Cl. A	270,417	3,994,059
Itron	88,446[a]	4,814,116
Jack Henry & Associates	187,963	6,385,103
Lam Research	264,630[a]	12,784,275
Lender Processing Services	189,763	5,584,725
ManTech International, Cl. A	49,660[a]	2,179,577
Mentor Graphics	240,283[a]	3,544,174
MICROS Systems	172,877[a]	8,993,062
National Instruments	190,224	5,771,396
NCR	341,978[a]	6,774,584
NeuStar, Cl. A	156,860[a]	4,217,965
Parametric Technology	252,141[a]	6,119,462
Plantronics	105,924	3,926,603
Polycom	187,595[a]	11,223,809
QLogic	224,109[a]	4,029,480
Quest Software	136,046[a]	3,504,545
Rackspace Hosting	210,518[a]	9,723,826
RF Micro Devices	602,164[a]	4,010,412
Riverbed Technology	323,062[a]	11,352,399
Rovi	241,818[a]	11,742,682
Semtech	136,785[a]	3,839,555
Silicon Laboratories	93,631[a]	4,080,439
Skyworks Solutions	397,047[a]	12,491,099
Solera Holdings	150,603	8,283,165
SRA International, Cl. A	90,710[a]	2,811,103
Synopsys	322,836[a]	8,842,478
Tech Data	99,460[a]	5,284,310
TIBCO Software	354,071[a]	10,618,589
Trimble Navigation	261,604[a]	12,253,531
ValueClick	170,915[a]	2,862,826

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Varian Semiconductor Equipment Associates	160,572[a]	6,732,784
Vishay Intertechnology	352,970[a]	6,734,668
Zebra Technologies, Cl. A	118,886[a]	4,671,031
		430,658,381
Materials—6.6%
Albemarle	196,154	13,838,665
AptarGroup	143,236	7,512,728
Ashland	169,108	10,498,225
Cabot	139,843	6,271,959
Carpenter Technology	95,864	4,913,989
Commercial Metals	250,840	4,204,078
Compass Minerals International	71,281	6,957,738
Cytec Industries	107,332	6,298,242
Greif, Cl. A	66,149	4,107,853
Intrepid Potash	96,446[a]	3,304,240
Louisiana-Pacific	288,652[a]	2,684,464
Lubrizol	137,297	18,469,192
Martin Marietta Materials	97,305[b]	8,873,243
Minerals Technologies	38,557	2,621,876
NewMarket	20,370	3,754,598
Olin	172,063	4,428,902
Packaging Corp. of America	218,612	6,237,000
Reliance Steel & Aluminum	159,707	9,041,013
Rock-Tenn, Cl. A	84,107[b]	5,809,270
RPM International	277,781	6,527,854
Scotts Miracle-Gro, Cl. A	97,353	5,497,524
Sensient Technologies	109,025	4,130,957
Silgan Holdings	104,603	4,797,094
Sonoco Products	214,385	7,409,146
Steel Dynamics	466,094	8,478,250
Temple-Inland	236,526	5,565,457
Valspar	205,105	8,062,678
Worthington Industries	117,073	2,525,265
		182,821,500

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Telecommunication Services—.5%
Telephone & Data Systems	194,871	6,539,871
TW Telecom	321,518[a]	6,925,498
		13,465,369
Utilities—5.6%
AGL Resources	166,634	6,916,977
Alliant Energy	237,188	9,378,414
Aqua America	299,922	6,763,241
Atmos Energy	197,305	6,883,971
Black Hills	84,619	2,940,510
Cleco	132,934	4,665,983
DPL	254,620	7,712,440
Energen	154,170	10,022,592
Great Plains Energy	289,684	5,961,697
Hawaiian Electric Industries	206,514	5,264,042
IDACORP	107,615	4,219,584
MDU Resources Group	403,782	9,646,352
National Fuel Gas	176,322	12,924,403
NSTAR	221,660	10,262,858
NV Energy	503,568	7,649,198
OGE Energy	208,945	11,109,606
PNM Resources	188,560	2,890,625
Questar	377,639	6,635,117
UGI	237,538	7,910,015
Vectren	178,442	5,099,872
Westar Energy	242,577	6,600,520
WGL Holdings	110,622	4,371,781
		155,829,798
Total Common Stocks
(cost $1,965,921,693)		2,643,364,824
	Principal
Short-Term Investments—.3%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.06%, 6/16/11
(cost $8,619,386)	8,620,000[d]	8,619,983

Other Investment—3.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $107,721,000)	107,721,000[e]	107,721,000

Investment of Cash Collateral
for Securities Loaned—.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $22,291,979)	22,291,979[e]	22,291,979

Total Investments (cost $2,104,554,058)	100.0%	2,781,997,786
Cash and Receivables (Net)	.0%	1,196,998
Net Assets	100.0%	2,783,194,784

a Non-income producing security.
b Security, or portion thereof, on loan.At April 30, 2011, the value of the fund’s securities on loan was $21,819,606 and the value of the collateral held by the fund was $22,291,979.
c Investment in real estate investment trust.
d Held by a broker as collateral for open financial futures positions.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	18.6	Utilities	5.6
Information Technology	15.5	Short-Term/
Industrial	14.9	Money Market Investments	5.0
Consumer Discretionary	12.5	Consumer Staples	3.8
Health Care	10.3	Telecommunication Services	.5
Energy	6.7
Materials	6.6		100.0

† Based on net assets.
See notes to financial statements.

The Fund	19

STATEMENT OF FINANCIAL FUTURES
April 30, 2011 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2011	($)
Financial Futures Long
Standard & Poor’s
Midcap 400 E-mini	1,357	137,531,950	June 2011	4,901,080

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $21,819,606)—Note 1(b):
Unaffiliated issuers	1,974,541,079	2,651,984,807
Affiliated issuers	130,012,979	130,012,979
Cash		3,253,784
Receivable for investment securities sold		30,146,449
Receivable for shares of Common Stock subscribed		4,042,881
Dividends and interest receivable		1,163,334
Receivable for futures variation margin—Note 4		515,660
		2,821,119,894
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		1,114,592
Liability for securities on loan—Note 1(b)		22,291,979
Payable for investment securities purchased		12,190,673
Payable for shares of Common Stock redeemed		2,315,866
Loan commitment fees payable—Note 2		12,000
		37,925,110
Net Assets ($)		2,783,194,784
Composition of Net Assets ($):
Paid-in capital		2,035,249,688
Accumulated undistributed investment income—net		5,658,649
Accumulated net realized gain (loss) on investments		59,941,639
Accumulated net unrealized appreciation (depreciation)
on investments (including $4,901,080 net unrealized
appreciation on financial futures)		682,344,808
Net Assets ($)		2,783,194,784
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		89,003,173
Net Asset Value, offering and redemption price per share ($)		31.27

See notes to financial statements.

The Fund	21

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	16,684,278
Affiliated issuers	63,581
Income from securities lending—Note 1(b)	141,324
Interest	2,924
Total Income	16,892,107
Expenses:
Management fee—Note 3(a)	3,153,136
Shareholder servicing costs—Note 3(b)	3,153,136
Directors’ fees—Note 3(a)	66,802
Loan commitment fees—Note 2	12,000
Total Expenses	6,385,074
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(66,802)
Net Expenses	6,318,272
Investment Income—Net	10,573,835
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	81,984,800
Net realized gain (loss) on financial futures	14,160,436
Net Realized Gain (Loss)	96,145,236
Net unrealized appreciation (depreciation) on investments	410,188,135
Net unrealized appreciation (depreciation) on financial futures	1,662,553
Net Unrealized Appreciation (Depreciation)	411,850,688
Net Realized and Unrealized Gain (Loss) on Investments	507,995,924
Net Increase in Net Assets Resulting from Operations	518,569,759
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
Operations ($):
Investment income—net	10,573,835	21,292,347
Net realized gain (loss) on investments	96,145,236	98,002,035
Net unrealized appreciation
(depreciation) on investments	411,850,688	347,035,577
Net Increase (Decrease) in Net Assets
Resulting from Operations	518,569,759	466,329,959
Dividends to Shareholders from ($):
Investment income—net	(19,304,456)	(20,005,002)
Net realized gain on investments	(33,758,375)	—
Total Dividends	(53,062,831)	(20,005,002)
Capital Stock Transactions ($):
Net proceeds from shares sold	456,475,432	635,553,846
Dividends reinvested	49,197,626	18,547,196
Cost of shares redeemed	(389,079,121)	(657,496,798)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	116,593,937	(3,395,756)
Total Increase (Decrease) in Net Assets	582,100,865	442,929,201
Net Assets ($):
Beginning of Period	2,201,093,919	1,758,164,718
End of Period	2,783,194,784	2,201,093,919
Undistributed investment income—net	5,658,649	14,389,270
Capital Share Transactions (Shares):
Shares sold	15,867,165	26,641,400
Shares issued for dividends reinvested	1,753,164	808,509
Shares redeemed	(13,326,421)	(27,836,890)
Net Increase (Decrease) in Shares Outstanding	4,293,908	(386,981)

See notes to financial statements.

The Fund	23

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2011			Year Ended October 31,
(Unaudited)		2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	25.98	20.66	18.95	33.19	29.91	27.81
Investment Operations:
Investment income—net[a]	.12	.25	.26	.31	.38	.28
Net realized and unrealized
gain (loss) on investments	5.78	5.31	2.73	(11.42)	4.36	3.23
Total from
Investment Operations	5.90	5.56	2.99	(11.11)	4.74	3.51
Distributions:
Dividends from
investment income—net	(.22)	(.24)	(.32)	(.35)	(.28)	(.26)
Dividends from net realized
gain on investments	(.39)	—	(.96)	(2.78)	(1.18)	(1.15)
Total Distributions	(.61)	(.24)	(1.28)	(3.13)	(1.46)	(1.41)
Net asset value,
end of period	31.27	25.98	20.66	18.95	33.19	29.91
Total Return (%)	22.99[b]	27.05	17.89	(36.64)	16.45	12.95
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.51[c]	.51	.51	.51	.51	.50
Ratio of net expenses
to average net assets	.50[c]	.50	.50	.50	.50	.50
Ratio of net investment
income to average
net assets	.84[c]	1.07	1.45	1.16	1.20	.95
Portfolio Turnover Rate	9.96[b]	14.15	21.72	24.48	22.53	16.05
Net Assets,
end of period
($ x 1,000)	2,783,195	2,201,094	1,758,165	1,581,926	2,491,415	2,270,969

a	Based on average shares outstanding at each month end.
b	Annualized.
c	Not annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Midcap Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective seeks to match the performance of the Standard & Poor’s MidCap 400 Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

for valuation purposes. Bid price is used when no asked price is available. U.S.Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service approved by the Board of Directors. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	2,638,418,937	—	—	2,638,418,937
Equity Securities—
Foreign†	4,945,887	—	—	4,945,887
Mutual Funds	130,012,979	—	—	130,012,979
U.S. Treasury	—	8,619,983	—	8,619,983
Other Financial
Instruments:
Futures††	4,901,080	—	—	4,901,080

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for signifi-

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

cant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at April 30, 2011.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended April 30, 2011, The Bank of NewYork Mellon earned $60,567 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2011 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2010	($)	Purchases ($)	Sales ($)	4/30/2011	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	66,173,000		322,631,000	281,083,000	107,721,000		3.9
Dreyfus
Institutional
Cash
Advantage
Plus Fund	196,936,518		301,668,672	476,313,211	22,291,979.8
Total	263,109,518		624,299,672	757,396,211 130,012,979			4.7

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2010 was as follows: ordinary income $20,005,002. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage fees and commissions, taxes, interest fees, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex.Annual retainer fees and attendance fees are allocated to each fund based on net assets. During the period ended April 30, 2011, fees reimbursed by the Manager amounted to $66,802.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at the annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2011, the fund was charged $3,153,136 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $557,296 and shareholder services plan fees $557,296.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2011, amounted to $270,409,130 and $243,564,985, respectively.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board ofTrade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded.When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counter-party credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at April 30, 2011 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2011:

Average Market Value ($)
Equity future contracts	88,058,560

At April 30, 2011, accumulated net unrealized appreciation on investments was $677,443,728, consisting of $800,576,943 gross unrealized appreciation and $123,133,215 gross unrealized depreciation.

At April 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 1, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also

The Fund	33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of October 31, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into consideration the fund’s “unitary” fee structure, they noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group median and at the Expense Universe median.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Fund	35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	37

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

 Dreyfus Midcap Index Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: June 13, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: June 13, 2011

By: /s/ James Windels
James Windels, Treasurer
Date: June 13, 2011

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)